INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
INCOME (LOSS) PER SHARE
Schedule of income (loss) per share

	Year ended December 31,
	2025	2024(1)
Net income (loss) attributable to GFL Environmental Inc.	$3,834.1	$(722.7)

Less:
Net income from discontinued operations	3,572.3	159.8
Amounts attributable to preferred shareholders	50.4	80.3
Adjusted net income (loss) from continuing operations	211.4	(962.8)
Effect of dilutive instruments	—	—
Adjusted net income (loss) from continuing operations for diluted income (loss) per share	$211.4	$(962.8)

Weighted average number of shares outstanding	369,560,643	380,841,299
Effect of dilutive instruments	9,128,576	—
Diluted weighted average number of shares outstanding	378,689,219	380,841,299

Basic income (loss) per share
Continuing operations	$0.57	$(2.53)
Discontinued operations	9.67	0.42
Total operations	$10.24	$(2.11)

Diluted income (loss) per share
Continuing operations	$0.56	$(2.53)
Discontinued operations	9.43	0.42
Total operations	$9.99	$(2.11)

(1)Comparative figures have been re-presented, refer to Note 2 and 23.